Schedule of provision for income taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Current
Deferred	(979)
Provision (benefit) for income taxes	$ (979)